Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Investments in Associates and Joint Ventures
12.	Investments in Associates and Joint Ventures
(1)    Investments in associates and joint ventures accounted for using the equity method as of December 31, 2022 and 2021 are as follows:

		December 31, 2022			December 31, 2021
(In millions of won)	Country	Ownership (%)	Carrying amount		Ownership (%)	Carrying amount
Investments in associates:
SK China Company Ltd.	China	27.3	￦	879,527	27.3	￦	793,754
Korea IT Fund(*1)	Korea	63.3		324,860	63.3		339,976
HanaCard Co., Ltd.(*2)	Korea	—		—	15.0		349,866
UniSK	China	49.0		20,839	49.0		19,156
SK Technology Innovation Company	Cayman Islands	49.0		69,375	49.0		86,301
SK MENA Investment B.V.	Netherlands	32.1		14,296	32.1		15,343
SK Latin America Investment S.A.	Spain	32.1		11,961	32.1		14,004
SK South East Asia Investment Pte. Ltd.	Singapore	20.0		357,537	20.0		348,782
Pacific Telecom Inc.(*3)	USA	15.0		48,542	15.0		43,789
SM. Culture & Contents Co., Ltd.	Korea	23.1		59,611	23.1		60,261
Digital Games International Pte. Ltd.(*4)	Singapore	—		—	33.3		2,208
Invites Healthcare Co., Ltd.(*5)	Korea	31.1		—	27.1		26,474
Nam Incheon Broadcasting Co., Ltd.	Korea	27.3		13,575	27.3		12,525
Home Choice Corp.(*3)	Korea	17.8		4,456	17.8		3,052
Konan Technology Inc.	Korea	20.8		8,366	26.5		3,639
CMES Inc.(*3,6)	Korea	7.7		900	—		—
12CM JAPAN and others(*3,7)	—	—		69,734	—		68,966

				1,883,579			2,188,096

Investments in joint ventures:
Finnq Co., Ltd.(*8)	Korea	—		—	49.0		7,255
UTC Kakao-SK Telecom ESG Fund(*9)	Korea	48.2		5,710	48.2		2,000

				5,710			9,255

			￦	1,889,289		￦	2,197,351

(1)	Investments in associates and joint ventures accounted for using the equity method as of December 31, 2022 and 2021 are as follows, Continued:

(*1)	Investment in Korea IT Fund was classified as investment in associates as the Group does not have control over the investee under the contractual agreement with other shareholders.

(*2)
The Group disposed the entire shares of HanaCard Co., Ltd. to Hana Financial Group Inc. for ￦330,032 million in cash and recognized ￦48,693 million of loss on disposal of investments in associates for the year ended December 31, 2022.

(*3)
Although the Group holds less than 20% of equity interests in these investees, investments in such investees were classified as investments in associates as the Group can exercise significant influence through its right to appoint the members of the Board of Directors.

(*4)	The Group disposed the entire shares of Digital Games International Pte. Ltd. and recognized ￦1,462 million of gain on disposal of investments in associates for the year ended December 31, 2022.

(*5)	The Group recognized the carrying amount of investments in Invites Healthcare Co., Ltd. in entirety as an impairment loss for the year ended December 31, 2022.

(*6)	As the Group obtained significant influence over the investee, ￦900 million of financial assets at FVOCI are reclassified to investments in associates for the year ended December 31, 2022.

(*7)
The Group additionally contributed ￦2,000 million in cash to Smart SKT Infinitum Game Fund for the year ended December 31, 2022. In addition, the Group disposed the shares of
Start-up
Win-Win
Fund (￦4,850 million) at ￦5,800 million in cash and recognized ￦950 million of gain on disposal of investments in associates, accordingly. The Group also disposed the shares of Daekyo Wipoongdangdang Contents Korea Fund (￦1,080 million) at ￦1,080 million in cash and reclassified the entire shares as non-current
assets held for sale. Furthermore, the Group newly invested ￦4,000 million in cash to KB ESG Fund of three telecommunications companies for the year ended December 31, 2022.

(*8)
The Group disposed the entire shares of Finnq Co., Ltd. to Hana Financial Group Inc. for ￦5,733 million in cash and recognized ￦1,043 million of gain on disposal of investments in joint ventures for the year ended December 31, 2022.

(*9)
The Group additionally contributed ￦4,000 million in cash to the investee for the year ended December 31, 2022, but there is no change in the ownership interest. As the Group has a joint control over the investee pursuant to the agreement with the other shareholders, the investment in the investee was classified as investments in joint ventures.

(2)    The market value of investments in listed associates as of December 31, 2022 and 2021 are as follows:

(In millions of won, except for share data)	December 31, 2022			December 31, 2021
	Market price per share (in won)	Number of shares	Market value	Market price per share (in won)	Number of shares	Market value
SM.Culture & Contents Co.,Ltd.	2,960	22,033,898	65,220	4,485	22,033,898	98,822
Konan Technology Inc.	28,250	1,179,580	33,323	—	—	—
(3)    The condensed financial information of significant associates as of and for the years ended December 31, 2022, 2021 and 2020 are as follows:

(In millions of won)	Korea IT Fund		SK China Company Ltd.(*)	SK South East Asia Investment Pte. Ltd.(*)

	As of December 31, 2022
Current assets	￦	98,132	1,223,426	146,589
Non-current assets		414,804	2,050,001	3,034,335
Current liabilities		—	76,654	488,132
Non-current liabilities		—	276,525	—

	2022
Revenue	￦	19,916	62,334	72,658
Profit (loss) for the year		7,505	(11,681)	(17,504)
Other comprehensive income (loss)		(11,779)	58,034	(34,220)
Total comprehensive income (loss)		(4,274)	46,353	(51,724)

(In millions of won)	HanaCard Co., Ltd.(*)		Korea IT Fund	SK China Company Ltd.(*)	SK South East Asia Investment Pte. Ltd.(*)

	As of December 31, 2021
Current assets	￦	9,130,044	117,172	1,124,219	133,110
Non-current assets		465,333	419,632	1,849,102	2,853,184
Current liabilities		1,281,783	—	53,199	412,962
Non-current liabilities		6,284,587	—	316,470	—

	2021
Revenue	￦	1,270,568	58,741	80,241	9,945
Profit (loss) for the year		250,484	50,107	933,475	(188,678)
Other comprehensive income (loss)		909	(6,847)	326,661	304,700
Total comprehensive income		251,393	43,260	1,260,136	116,022

(In millions of won)	SK hynix Inc.(*)		HanaCard Co., Ltd.(*)	Korea IT Fund	SK China Company Ltd.(*)	SK South East Asia Investment Pte. Ltd. (*)

	As of December 31, 2020
Current assets	￦	16,570,953	7,910,517	107,652	380,413	797,045
Non-current assets		54,602,900	298,438	402,812	1,706,634	1,672,412
Current liabilities		9,072,360	897,594	—	51,025	67
Non-current liabilities		10,192,396	5,531,968	—	308,606	—

	2020
Revenue	￦	31,900,418	1,231,815	52,330	107,791	—
Profit (loss) for the year		4,758,914	154,521	36,615	20,369	(158,680)
Other comprehensive income (loss)		(107,378)	(4,283)	9,647	42,921	(390,851)
Total comprehensive income (loss)		4,651,536	150,238	46,262	63,290	(549,531)

(*)	The financial information of SK hynix Inc., HanaCard Co., Ltd., SK China Company Ltd. and SK South East Asia Investment Pte. Ltd. are consolidated financial information.
(4)    There are no significant joint ventures as of December 31, 2022 and 2021, the condensed financial information of significant joint ventures as of and for the years ended December 31, 2020 are as follows:

(In millions of won)	Dogus Planet, Inc.		Finnq Co., Ltd.

	As of December 31, 2020
Current assets	￦	55,951	26,781
Cash and cash equivalents		9,083	23,936
Non-current assets		30,408	8,530
Current liabilities		46,186	7,367
Accounts payable, other payables and provisions		28,145	5,094
Non-current liabilities		10,031	879

	2020
Revenue	￦	177,084	3,937
Depreciation and amortization		(4,642)	(4,417)
Interest income		1,878	29
Interest expense		(555)	(51)
Profit (loss) for the year		7,030	(19,426)
Total comprehensive loss		(1,659)	(19,426)
(5)    Reconciliations of financial information of significant associates to carrying amounts of investments in associates in the consolidated financial statements as of December 31, 2022 and 2021 are as follows:

(In millions of won)	December 31, 2022
	Net assets		Ownership interests (%)	Net assets attributable to the ownership interests	Cost-book value differentials	Carrying amount
Korea IT Fund	￦	512,936	63.3	324,860	—	324,860
SK China Company Ltd.(*)		2,920,248	27.3	796,387	83,140	879,527
SK South East Asia Investment Pte. Ltd.(*)		1,787,685	20.0	357,537	—	357,537

(In millions of won)	December 31, 2021
	Net assets		Ownership interests (%)	Net assets attributable to the ownership interests	Cost-book value differentials	Carrying amount
HanaCard Co., Ltd.	￦	2,029,007	15.0	304,351	45,515	349,866
Korea IT Fund		536,804	63.3	339,976	—	339,976
SK China Company Ltd.(*)		2,603,336	27.3	709,961	83,793	793,754
SK South East Asia Investment Pte. Ltd.(*)		1,743,908	20.0	348,782	—	348,782

(*)	Net assets of these entities represent net assets excluding those attributable to their non-controlling interests.

(6)    Details of the changes in investments in associates and joint ventures accounted for using the equity method for the years ended December 31, 2022 and 2021 are as follows:

(In millions of won)	2022
	Beginning balance		Acquisition and Disposal	Share of profit (loss)	Other compre- hensive income (loss)	Other increase (decrease)	Ending balance
Investments in associates:
SK China Company Ltd.	￦	793,754	—	(19,395)	105,168	—	879,527
Korea IT Fund(*1)		339,976	—	4,753	(7,459)	(12,410)	324,860
HanaCard Co., Ltd.		349,866	(368,389)	17,749	774	—	—
UniSK		19,156	—	2,424	(741)	—	20,839
SK Technology Innovation Company		86,301	—	(22,923)	5,997	—	69,375
SK MENA Investment B.V.		15,343	—	(2,059)	1,012	—	14,296
SK Latin America Investment S.A.		14,004	—	(2,083)	40	—	11,961
SK South East Asia Investment Pte. Ltd.		348,782	—	(6,975)	15,730	—	357,537
Pacific Telecom Inc.		43,789	—	2,890	1,863	—	48,542
SM. Culture & Contents Co., Ltd.		60,261	37	(756)	69	—	59,611
Digital Games International Pte. Ltd.		2,208	(1,757)	(562)	111	—	—
Invites Healthcare Co., Ltd.(*2)		26,474	—	(11,759)	(74)	(14,641)	—
Nam Incheon Broadcasting Co., Ltd.(*1)		12,525	—	1,186	—	(136)	13,575
Home Choice Corp.		3,052	—	1,403	1	—	4,456
Konan Technology Inc.		3,639	5,451	(710)	(14)	—	8,366
CMES Inc.(*3)		—	—	—	—	900	900
12CM JAPAN and others(*4)		68,966	1,873	1,245	—	(2,350)	69,734

		2,188,096	(362,785)	(35,572)	122,477	(28,637)	1,883,579
Investments in joint ventures:
Finnq Co., Ltd.		7,255	(3,840)	(3,617)	202	—	—
UTC Kakao-SK Telecom ESG Fund		2,000	4,000	(290)	—	—	5,710

		9,255	160	(3,907)	202	—	5,710

	￦	2,197,351	(362,625)	(39,479)	122,679	(28,637)	1,889,289

(*1)	Dividends distributed by the associates are deducted from the carrying amount for the year ended December 31, 2022.

(*2)	The Group recognized ￦14,641 million of impairment loss for the year ended December 31, 2022.

(*3)	As the Group obtained significant influence over the investee, ￦900 million of financial assets at FVOCI are reclassified to investments in associates for the year ended December 31, 2022.

(*4)
The acquisition for the year ended December 31, 2022 includes ￦2,000 million of cash investment in Smart SKT Infinitum Game Fund, ￦4,000 million of cash investment in KB ESG Fund of three telecommunications companies and ￦12 million of cash investment in SK VENTURE CAPITAL, LLC. The disposal for the year ended December 31, 2022 includes ￦4,850 million relating to disposal of the part of shares of
Start-up
Win-Win
Fund and ￦1,080 million relating to disposal of the part of shares of Daekyo Wipoongdangdang Contents Korea Fund. In addition, dividends amounting to ￦1,290 million received from
Start-up
Win-Win
Fund deducted from the carrying amount for the year ended December 31, 2022.

(In millions of won)	2021
	Beginning balance		Acquisition and Disposal	Share of profits (losses)	Other compre- hensive income (loss)	Other increase (decrease)	Spin-off	Ending balance

Investments in associates:
SK China Company Ltd.(*1)	￦	555,133	—	274,066	95,696	(131,141)	—	793,754
Korea IT Fund(*1)		323,294	—	31,734	(4,336)	(10,716)	—	339,976
HanaCard Co., Ltd.		314,930	—	35,057	(121)	—	—	349,866
SK Telecom CS T1 Co., Ltd.(*2)		53,010	4,888	(8,769)	(575)	—	(48,554)	—
NanoEnTek, Inc.(*2)		43,190	—	1,836	(86)	—	(44,940)	—
UniSK		15,700	—	1,475	1,981	—	—	19,156
SK Technology Innovation Company		41,579	—	39,256	5,466	—	—	86,301
SK MENA Investment B.V.		14,043	—	2	1,298	—	—	15,343
SK hynix Inc.(*1,2)		12,251,861	19,482	1,542,757	197,473	(170,937)	(13,840,636)	—
SK Latin America Investment S.A.		13,930	—	(49)	123	—	—	14,004
Grab Geo Holdings PTE. LTD.(*2)		30,063	—	—	—	—	(30,063)	—
SK South East Asia Investment Pte. Ltd.		311,990	—	(18,218)	55,010	—	—	348,782
Pacific Telecom Inc.		39,723	—	1,598	2,468	—	—	43,789
SM. Culture & Contents Co., Ltd.		62,248	144	(2,484)	353	—	—	60,261
Contents Wavve Co., Ltd.(*2)		75,803	100,000	(20,716)	—	—	(155,087)	—
Hello Nature Co., Ltd.(*2,3)		11,969	9,980	(10,899)	(1)	(1,730)	(9,319)	—
Digital Games International Pte. Ltd.		6,449	—	(4,529)	288	—	—	2,208
Invites Healthcare Co., Ltd.		25,536	7,000	(5,968)	(94)	—	—	26,474
Nam Incheon Broadcasting Co., Ltd.(*1)		10,902	—	1,759	—	(136)	—	12,525
NANO-X IMAGING LTD.(*2)		28,484	(47)	(2,049)	—	2,437	(28,825)	—
Home Choice Corp.		3,585	—	(533)	—	—	—	3,052
Carrot General Insurance Co., Ltd.(*4)		13,469	12,289	(6,666)	(358)	(8,734)	(10,000)	—
Bertis Inc.(*2)		—	15,739	(423)	—	—	(15,316)	—
UT LLC(*2)		—	86,319	(7,773)	—	—	(78,546)	—
SPARKPLUS Co., Ltd.(*2)		—	34,166	—	—	—	(34,166)	—
Konan Technology Inc.		1,265	2,015	357	2	—	—	3,639
12CM JAPAN and others(*2,5)		64,485	7,023	(3,226)	7,691	(1,624)	(5,383)	68,966

		14,312,641	298,998	1,837,595	362,278	(322,581)	(14,300,835)	2,188,096

(In millions of won)	2021
	Beginning balance		Acquisition and Disposal	Share of profits (losses)	Other compre- hensive income (loss)	Other increase (decrease)	Spin-off	Ending balance

Investments in joint ventures:
Dogus Planet, Inc.(*2)		15,071	—	(6,990)	(1,447)	—	(6,634)	—
Finnq Co., Ltd.		13,342	—	(5,969)	(118)	—	—	7,255
NEXTGEN BROADCAST SERVICES CO, LLC(*2)		5,850	9,048	(1,276)	—	892	(14,514)	—
NEXTGEN ORCHESTRATION, LLC(*2)		1,600	—	—	—	142	(1,742)	—
Techmaker GmbH(*2)		5,609	—	(94)	145	—	(5,660)	—
WAVVE Americas Inc. (Formerly, Korea Content Platform, Inc.)(*2)		—	30,191	(14)	—	598	(30,775)	—
UTC Kakao-SK Telecom ESG Fund		—	2,000	—	—	—	—	2,000

		41,472	41,239	(14,343)	(1,420)	1,632	(59,325)	9,255

	￦	14,354,113	340,237	1,823,252	360,858	(320,949)	(14,360,160)	2,197,351

(*1)	Dividends received from the associates are deducted from the carrying amount for the year ended December 31, 2021.

(*2)
Investment in SK Telecom CS T1 Co., Ltd. and twenty-three other associates and joint ventures were transferred to the spin-off
company for the year ended December 31, 2021. In addition, profit or loss related to investments in associates and joint ventures, which are transferred to the spin-off
company, are included in profit or loss from discontinued operations.

(*3)	The Group recognized ￦1,730 million of impairment loss for the investments in Hello Nature Co., Ltd. for the year ended December 31, 2021.

(*4)
The Parent Company has entered into an agreement whereby the entire shares of Carrot General Insurance Co., Ltd. will transfer to Tmap Mobility Co., Ltd. In accordance with the agreement, the Parent Company reclassified the investments in Carrot General Insurance Co., Ltd. amounting to ￦ 8,734 million as non-current
assets held for sale (See note 40). Meanwhile, the investment in Carrot General Insurance Co., Ltd. amounting to ￦10,000 million owned by Tmap Mobility Co., Ltd., a subsidiary of the Parent Company before spin-off,
were transferred to the
spin-off
company for the year ended December 31, 2021.

(*5)
The acquisition for the year ended December 31, 2021 includes ￦1,000 million of cash investment in Studio Yesone Co., Ltd. and ￦1,000 million of cash investment in SONNORI Corp. and ￦687 million of cash investment in WALDEN SKT VENTURE FUND and ￦3,000 million of cash investment in Smart SKT Infinitum Game Fund and ￦1,600 million of cash investment in Laguna Dynamic Game&Contents Fund. The disposal for the year ended December 31, 2021 includes ￦334 million relating to disposal of the part of shares of KDX Korea Data Exchange.

(7)
The Group discontinued the application of equity method to the following investees due to their carrying amounts being reduced to zero. The details of cumulative unrecognized equity method losses as of December 31, 2022 are as follows:

(In millions of won)	Unrecognized loss			Unrecognized change in equity
	2022		Cumulative loss	2022	Cumulative loss
Wave City Development Co., Ltd.	￦	152	8,695	—	—
Daehan Kanggun BcN Co., Ltd. and others		—	5,780	—	(124)

	￦	152	14,475	—	(124)